Event After the Reporting Period	12 Months Ended
Dec. 31, 2024
Event After the Reporting Period [Abstract]
EVENT AFTER THE REPORTING PERIOD
42.	EVENT AFTER THE REPORTING PERIOD

On January 28, 2025, the Company completed its Initial Public Offering on the National Association of Securities Deal Automated Quotations under the symbol of “AAPG”. The Company issued an aggregate 7,325,000 American depositary shares (“ADSs”) at an offer price of US$17.25 per ADS, representing 29,300,000 ordinary shares of the company for gross proceeds of US$126,356 (RMB905,884). On February 13, 2025, the Company issued additional 935,144 ADSs at an offer price of US$17.25 per ADS, representing 3,740,576 ordinary shares of the Company for gross proceeds of US$16,131 (RMB115,669) upon the underwriter exercised the over-allotment option.